Exhibit 99.14

Verizon Master Trust - VZMT 2025-1

Monthly Investor Report

Group Name	One

Series Name	2025-1
Collection Period	January 2025
Payment Date	02/20/2025
Transaction Month	1
Anticipated Redemption Date	01/20/2028
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A	$534,600,000.00	4.71%	01/21/2031
Class B	$40,872,000.00	4.94%	01/21/2031
Class C	$24,528,000.00	5.09%	01/21/2031

Total	$600,000,000.00

Series 2025-1 Available Funds and other sources of funds
Series 2025-1 Allocation Percentage x Group One Available Funds	$41,412,455.38
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$41,412,455.38

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Verizon Master Trust - VZMT 2025-1

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$44.17	$44.17	$0.00	$0.00	$41,412,411.21
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$41,411,161.21
Owner Trustee Fee	$15,000.00	$15,000.00	$0.00	$0.00	$41,396,161.21
Asset Representations Reviewer Fee	$23.26	$23.26	$0.00	$0.00	$41,396,137.95
Supplemental ARR Fee	$98.01	$98.01	$0.00	$0.00	$41,396,039.94
Servicing Fee	$458,841.78	$458,841.78	$0.00	$0.00	$40,937,198.16
Class A Note Interest	$1,958,418.00	$1,958,418.00	$0.00	$0.00	$38,978,780.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,978,780.16
Class B Note Interest	$157,039.31	$157,039.31	$0.00	$0.00	$38,821,740.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,821,740.85
Class C Note Interest	$97,103.63	$97,103.63	$0.00	$0.00	$38,724,637.22
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,724,637.22
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$38,724,637.22
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,724,637.22
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$38,724,637.22
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$38,724,637.22
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$38,724,637.22
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$38,724,637.22
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$38,724,637.22
Class R Interest	$38,724,637.22	$38,724,637.22	$0.00	$0.00	$0.00

Total	$41,412,455.38	$41,412,455.38	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2025-1

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A	$0.00	$0.00	$1,958,418.00	$0.00	$0.00	$1,958,418.00
Class B	$0.00	$0.00	$157,039.31	$0.00	$0.00	$157,039.31
Class C	$0.00	$0.00	$97,103.63	$0.00	$0.00	$97,103.63

Total	$0.00	$0.00	$2,212,560.94	$0.00	$0.00	$2,212,560.94

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A	$1,000.00	$3.66	$0.00	$3.66
Class B	$1,000.00	$3.84	$0.00	$3.84
Class C	$1,000.00	$3.96	$0.00	$3.96

Total	$1,000.00	$3.69	$0.00	$3.69

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$534,600,000.00	1.00	$534,600,000.00	1.00
Class B	$40,872,000.00	1.00	$40,872,000.00	1.00
Class C	$24,528,000.00	1.00	$24,528,000.00	1.00

Total	$600,000,000.00	1.00	$600,000,000.00	1.00

Verizon Master Trust - VZMT 2025-1

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$0.00
Ending Principal Funding Account Limit	$300,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.

Verizon Master Trust - VZMT 2025-1

Monthly Investor Report

Group Name	One

Pursuant to the U.S. Risk Retention Rules, the sponsor, either directly or through its majority-owned affiliates, is required to retain an economic interest, which equals at least 5% of the aggregate unpaid principal balance of all outstanding investor ABS interests in Group 1, as wholly offset by the percentage represented by the fair value of the Class R Interest, as Series EHRI, of the fair value of all outstanding ABS interests in Series 2025-1 on the date the notes were issued (the” Closing Date”), in the credit risk of the Receivables.

On the Closing Date, Verizon DPPA True-up Trust, a majority-owned affiliate of the Sponsor, retained the required economic interest in the credit risk of the Receivables in satisfaction of the Sponsor’s obligations under the U.S. Risk Retention Rules in the form of a qualifying “seller’s interest,” consisting of the Transferor’s Interest (which, among other things, is represented by the Certificates), as wholly offset by an “eligible horizontal residual interest” in Series 2025-1 consisting of the Class R Interest.

The fair value of the notes and the Class R Interest, recalculated as of the Closing Date, are summarized below. The totals in the table may not sum due to rounding:

	Fair Value	Fair Value (as a percentage)
Notes	$599,854,306	79.17%
Class R Interest	$157,821,161	20.83%

Total	$757,675,467	100.00%